Organization and Description of Business - Schedule of Financial Statements (Details)	6 Months Ended
	Jun. 30, 2025
ReTo Eco-Solutions, Inc. [Member]
Schedule of Financial Statements [Line Items]
Place of Incorporation	British Virgin Islands
Ownership Percentage	Parent
New REIT International Co., Limited (“New REIT”) [Member]
Schedule of Financial Statements [Line Items]
Place of Incorporation	Hong Kong, China
Ownership Percentage	100.00%
Sunoro Holdings Limited (“Sunoro Holdings”) [Member]
Schedule of Financial Statements [Line Items]
Place of Incorporation	Hong Kong, China
Ownership Percentage	100.00%
Beijing ReTo Hengda Technology Co., Ltd. (“Reto Hengda”) [Member]
Schedule of Financial Statements [Line Items]
Place of Incorporation	Beijing, China	[1]
Ownership Percentage	100.00%	[1]
Beijing REIT Equipment Technology Co., Ltd. (“REIT Equipment”) [Member]
Schedule of Financial Statements [Line Items]
Place of Incorporation	Beijing, China
Ownership Percentage	100.00%
Honghe ReTo Ecological Technology Co., Ltd. (“Honghe ReTo”) [Member]
Schedule of Financial Statements [Line Items]
Place of Incorporation	Yunnan, China
Ownership Percentage	100.00%
Beijing ReTo Hengye Technology Co., Ltd., (“ReTo Hengye”) [Member]
Schedule of Financial Statements [Line Items]
Place of Incorporation	Beijing, China	[2]
Ownership Percentage	100.00%	[2]
MeinMalzeBier Holdings Limited (“MMB”) [Member]
Schedule of Financial Statements [Line Items]
Place of Incorporation	Hong Kong, China
Ownership Percentage	51.00%
MeinMalzeBier Global Limited (“MMB HK”) [Member]
Schedule of Financial Statements [Line Items]
Place of Incorporation	Hong Kong, China
Ownership Percentage	100.00%
Shenzhen Dirong Century Big Data Technology Co., Ltd. (“Dirong”) [Member]
Schedule of Financial Statements [Line Items]
Place of Incorporation	Shenzhen China
Ownership Percentage	100.00%
Shenzhen Melody Catering Management Co., Ltd. (“Melody”) [Member]
Schedule of Financial Statements [Line Items]
Place of Incorporation	Shenzhen, China
Ownership Percentage	100.00%

[1]	On April 8, 2025, Sunoro Hengda (Beijing) Technology Co., Ltd. was renamed to “Beijing ReTo Hengda Technology Co., Ltd.”
[2]	On April 10, 2025, Sunoro Bochuang (Beijing) Technology Co., Ltd. was renamed to “Beijing ReTo Hengye Technology Co., Ltd.”